Loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Loss per share attributable to weighted average number of outstanding ordinary shares
Schedule of calculation of basic and diluted net income per share

	Six months ended June 30,
	2024	2025	2025
	S$	S$	US$
Numerator:
Net loss available to common stockholders	(704,026)	(1,975,094)	(1,548,121)

Denominator:
Weighted average common shares outstanding – basic and diluted	18,000,000	19,476,796	19,476,796

Loss per common share:
Basic and diluted (cents)	(3.91)	(10.14)	(7.95)